Cover	Jun. 30, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	ENDOLOGIX INC /DE/
Entity Central Index Key	0001013606
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-28440
Entity Tax Identification Number	68-0328265
Entity Address, Address Line One	2 Musick
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	595-7200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	ELGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false